NOTE 24 - Financial Income: Schedule of Financial Income (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Financial Income
	For the year ended December 31,
	2024	2023
Income recognized from Derivative liability - Warrants	-	-
Exchange rate differences	-	26
	-	26